Consolidated Statements of Cash Flows - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Oct. 14, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (164,827,000)	$ (139,219,000)	$ (79,605,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expense	5,422,000	9,512,000	7,973,000
Non-cash lease expense	249,000	946,000	1,388,000
Share-based compensation expense (Note 11)	1,022,000
Unit-based compensation expense (Note 11)	44,892,000	33,877,000	11,649,000
Recognition of affiliate capital contribution (Note 8)		185,000	697,000
Amortization of customer consideration asset (Note 10)		1,743,000	388,000
Deferred income taxes	11,733,000	0	(354,000)
Impairment of long-lived assets	1,196,000	3,598,000	15,292,000
Acquisition-related expenses			1,378,000
Unrealized gain on investment in shares of affiliate stock (Note 8)			(628,000)
Loss on sale of shares of affiliate stock		63,000
Loss from change in fair value of warrant liability	79,373,000
Gain on extinguishment of software license liability	(1,301,000)
Modification and vesting of Class C warrant (Note 10)		969,000
Cancellation of common units	(192,000)
Other	(129,000)	655,000	117,000
Changes in operating assets and liabilities:
Accounts receivable	(1,133,000)	(6,601,000)	(264,000)
Other receivable			115,000
Prepaid insurance	(31,121,000)	(351,000)	(580,000)
Deposits with clearinghouse affiliate		20,199,000	11,002,000
Accounts payable and accrued liabilities	(19,728,000)	23,292,000	16,076,000
Due to related party (affiliate in Predecessor periods) (1)	(1,696,000)	457,000	(7,927,000)
Deferred revenues	24,000	1,038,000	(4,331,000)
Operating lease liabilities.	(12,000)	(822,000)	(1,192,000)
Customer funds payable	124,000	345,000	81,000
Other assets and liabilities (Note 11)	(7,283,000)	(801,000)	(2,215,000)
Net cash used in operating activities	(83,387,000)	(50,915,000)	(30,940,000)
Cash flows from investing activities:
Capitalized internal-use software development costs and other capital expenditures	(3,578,000)	(12,109,000)	(20,569,000)
Proceeds from maturities of short-term investments			1,988,000
Proceeds from disposal of assets		8,000
Proceeds from sale of shares of affiliate stock		1,759,000
Cash acquired through Business Combination	30,837,000		10,652,000
Net cash provided by (used in) investing activities	27,259,000	(10,342,000)	(7,929,000)
Cash flows from financing activities:
Payment of finance lease liability	(404,000)	(97,000)	(313,000)
Repurchase of redeemed Class A ordinary shares	(84,530,000)
Payment of deferred underwriting fee	(7,258,000)
Proceeds from the exercise of warrants (Note 9)	37,117,000
Proceeds from PIPE, net of issuance costs (Note 4)	312,000,000
Proceeds from issuance of Class C voting units (Note 10)			37,800,000
Net cash provided by (used in) financing activities	256,925,000	(97,000)	37,487,000
Effect of exchange rate changes	(307,000)	248,000	191,000
Net increase (decrease) in cash, cash equivalents, restricted cash and customer funds	200,490,000	(61,106,000)	(1,191,000)
Cash, cash equivalents, restricted cash and customer funds at the beginning of the period	30,837,000	91,943,000
Cash, cash equivalents, restricted cash and customer funds at the end of the period	408,415,000	30,837,000	91,943,000
Supplemental disclosure of cash flow information:
Non-cash operating lease right-of-use asset acquired	10,347,000	0	2,991,000
Supplemental disclosure of non-cash investing and financing activity:
Issuance of Class A voting units in exchange of capital contribution (Note 10)		26,000	697,000
Capitalized internal-use software development costs and other capital expenditures included in accounts payable and accrued liabilities.	1,929,000	1,809,000	1,564,000
Issuance of Class B warrant			5,426,000
Cashless exercise of private placement warrants	64,978,000		260,811,000
Reconciliation of cash, cash equivalents, restricted cash and customer funds to consolidated balance sheet:
Cash and cash equivalents	391,364,000	13,911,000	75,361,000
Restricted cash	16,500,000	16,500,000	16,500,000
Customer funds	551,000	426,000	82,000
Total cash, cash equivalents, restricted cash and customer funds	408,415,000	30,837,000	91,943,000
Previously Reported [Member]
Cash flows from financing activities:
Cash, cash equivalents, restricted cash and customer funds at the beginning of the period	207,925,000	91,943,000	93,134,000
Cash, cash equivalents, restricted cash and customer funds at the end of the period		207,925,000	91,943,000
Reconciliation of cash, cash equivalents, restricted cash and customer funds to consolidated balance sheet:
Total cash, cash equivalents, restricted cash and customer funds		207,925,000	91,943,000
VPC IMPACT ACQUISITION HOLDINGS [Member]
Cash flows from operating activities:
Net loss		(25,096,575)	(4,861,190)
Adjustments to reconcile net loss to net cash used in operating activities:
Loss from change in fair value of warrant liability		9,329,720	3,090,130
Formation cost paid by Sponsor in exchange for issuance of founder shares		0	6,606
Interest earned on investments held in Trust Account		20,246	4,193
Transaction Costs Allocable To Warrant Liabilities		0	768,391
Changes in operating assets and liabilities:
Prepaid insurance		234,959	(234,959)
Accounts payable and accrued liabilities		14,903,106	893,415
Net cash used in operating activities		(649,036)	(341,800)
Cash flows from investing activities:
Investment of cash into Trust Account		0	(207,372,020)
Net cash provided by (used in) investing activities		0	(207,372,020)
Cash flows from financing activities:
Proceeds from sale of Units, net of underwriting discount paid		0	203,224,580
Proceeds from sale of Private Placement Units		0	6,147,440
Payment of offering costs		0	(397,793)
Repayment of promissory note – related party		0	(82,729)
Net cash provided by (used in) financing activities		0	208,891,498
Net increase (decrease) in cash, cash equivalents, restricted cash and customer funds		(649,036)	1,177,678
Cash, cash equivalents, restricted cash and customer funds at the beginning of the period	$ 528,642	1,177,678	0
Cash, cash equivalents, restricted cash and customer funds at the end of the period		528,642	1,177,678
Reconciliation of cash, cash equivalents, restricted cash and customer funds to consolidated balance sheet:
Total cash, cash equivalents, restricted cash and customer funds		528,642	1,177,678
Noncash Investing and Financing Items [Abstract]
Deferred underwriting fee payable		0	20,960,000
Offering costs paid through promissory note		0	7,258,021
Offering costs paid by sponsor in exchange for issuance of Founder Shares		0	82,729
Offering costs included in accrued offering costs		$ 0	18,394
Offering costs included in accrued offering costs			2,230
Initial classification of warrant liabilities			$ (57)